Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	$ 117,043	$ 113,323	$ 114,337
Total ECL provisions	(175)	(214)	(201)
Total allowance and provisions	(1,136)	(1,121)	(1,091)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	23,469	22,670	22,167
Total ECL provisions	(37)	(54)	(48)
Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,367	3,476	3,663
Total ECL provisions	(5)	(19)	(26)
Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,423	1,368	1,337
Total ECL provisions	(11)	(11)	(5)
Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	12,874	13,076	11,833
Total ECL provisions	(11)	(11)	(12)
Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,019	2,171	2,376
Total ECL provisions	(1)	(1)	(1)
Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,008	1,815	2,121
Total ECL provisions	(1)	(1)	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	40,074	39,775	39,996
Total ECL provisions	(93)	(113)	(111)
Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	23,220	23,294	23,611
Total ECL provisions	(76)	(95)	(93)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,972	4,748	3,801
Total ECL provisions	0	0	0
Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	44,716	41,970	43,677
Total ECL provisions	(43)	(44)	(40)
Unconditionally revocable loan commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,929	8,226	8,711
Total ECL provisions	(6)	(6)	(6)
Unconditionally revocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,566	4,496	4,578
Total ECL provisions	(6)	(5)	(4)
Unconditionally revocable loan commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,963	4,898	4,723
Total ECL provisions	(19)	(21)	(19)
Unconditionally revocable loan commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,671	8,166	7,855
Total ECL provisions	0	0	0
Unconditionally revocable loan commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,762	9,567	9,390
Total ECL provisions	(7)	(7)	(7)
Unconditionally revocable loan commitments | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	534	370	327
Total ECL provisions	0	0	0
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,811	4,161	4,696
Total ECL provisions	(3)	(3)	(2)
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	551
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	112,039	108,010	107,545
Total ECL provisions	(102)	(108)	(106)
Total allowance and provisions	(307)	(284)	(260)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	22,430	21,670	19,805
Total ECL provisions	(12)	(13)	(13)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,598	2,733	2,883
Total ECL provisions	(2)	(2)	(2)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,218	1,197	1,124
Total ECL provisions	(1)	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	12,859	13,037	10,513
Total ECL provisions	(8)	(8)	(8)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,019	2,170	2,376
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,008	1,815	2,121
Total ECL provisions	(1)	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	37,920	37,261	37,531
Total ECL provisions	(54)	(57)	(59)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	21,436	21,263	21,488
Total ECL provisions	(44)	(47)	(49)
Twelve-month expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,972	4,748	3,801
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	42,915	40,206	41,809
Total ECL provisions	(34)	(36)	(32)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,671	8,037	8,528
Total ECL provisions	(6)	(6)	(6)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,401	4,284	4,304
Total ECL provisions	(3)	(3)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,743	4,656	4,442
Total ECL provisions	(16)	(18)	(16)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,670	8,165	7,854
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,274	9,078	8,900
Total ECL provisions	(6)	(5)	(5)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	534	370	327
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,802	4,126	4,600
Total ECL provisions	(2)	(3)	(2)
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,743	5,044	6,522
Total ECL provisions	(54)	(72)	(69)
Total allowance and provisions	(244)	(271)	(267)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	921	887	2,254
Total ECL provisions	(7)	(8)	(9)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	690	668	721
Total ECL provisions	(2)	(3)	(3)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	167	133	164
Total ECL provisions	(1)	(1)	(1)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	15	38	1,320
Total ECL provisions	(3)	(4)	(4)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,076	2,400	2,341
Total ECL provisions	(38)	(56)	(52)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,731	1,948	2,024
Total ECL provisions	(31)	(49)	(45)
Lifetime expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,739	1,724	1,833
Total ECL provisions	(9)	(8)	(8)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	258	188	183
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	158	205	268
Total ECL provisions	(3)	(2)	(2)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	179	214	256
Total ECL provisions	(3)	(3)	(3)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	484	486	487
Total ECL provisions	(2)	(2)	(2)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7	33	94
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	261	269	270
Total ECL provisions	(19)	(33)	(26)
Total allowance and provisions	(585)	(567)	(564)
Lifetime expected credit losses | Stage 3 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	118	113	108
Total ECL provisions	(17)	(33)	(26)
Lifetime expected credit losses | Stage 3 | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	79	75	58
Total ECL provisions	0	(14)	(21)
Lifetime expected credit losses | Stage 3 | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	38	38	49
Total ECL provisions	(9)	(9)	(3)
Lifetime expected credit losses | Stage 3 | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1	1	1
Total ECL provisions	(1)	(1)	(1)
Lifetime expected credit losses | Stage 3 | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	78	114	124
Total ECL provisions	(2)	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	52	83	99
Total ECL provisions	(2)	0	0
Lifetime expected credit losses | Stage 3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	63	40	36
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7	7	5
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	40	28	26
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1	1	1
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4	3	3
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2	2	2
Total ECL provisions	$ 0	$ 0	$ 0